Operating Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Operating Leases	Operating leases
Lease costs recorded under operating leases were as follows:

	Year ended
	December 31, 2021	December 31, 2020
	(in thousands)

Operating lease costs	$51,200	$31,088
Income from sub-leases	(1,338)	(940)
Net operating lease costs	$49,862	$30,148
Of the total cost of $49.9 million incurred in the year ended December 31, 2021, $47.5 million is recorded within selling, general and administration costs and $2.4 million is recorded within direct costs. Of the total cost of $30.1 million incurred in the year ended December 31, 2020, $27.6 million is recorded within selling, general and administration costs and $2.5 million is recorded within direct costs.
During the years ended December 31, 2021 and December 31, 2020, the Group did not incur any costs related to variable lease payments.
Right-of-use assets obtained, in exchange for lease obligations, net of early termination options now reasonably certain to be exercised, during the years ended December 31, 2021 and December 31, 2020 totaled $10.2 million and $12.1 million, respectively. During the year ended December 31, 2021, office consolidations resulted in the recognition of an impairment of ROU assets. The right-of-use assets related to these offices have been impaired and a charge of $15.4 million was recorded (see note 15 - Restructuring charges). An impairment charge of $5.4 million was recognized during the year ended December 31, 2020.
The weighted average remaining lease term and weighted-average discount rate at December 31, 2021 were 6.91 years and 2.51%, respectively. The weighted average remaining lease term and weighted-average discount rate at December 31, 2020 were 4.45 years and 2.53%, respectively.
Future minimum lease payments under non-cancelable leases as of December 31, 2021 were as follows:

Minimum rental
payments
(in thousands)
2022	$54,292
2023	45,469
2024	29,607
2025	20,758
2026	17,714
Thereafter	59,858
Total future minimum lease payments	227,698
Lease imputed interest	(18,266)
Total	$209,432
Operating lease liabilities are presented as current and non-current. Operating lease liabilities of $49.9 million and $24.3 million have been included in other liabilities as at December 31, 2021 and December 31, 2020, respectively.